Trade Receivables, Net - Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of provision matrix [line items]
Gross carrying amount	$ 77,055,280	$ 2,576,238	$ 79,636,748
Loss allowance (Lifetime ECL)	(136,497)	(4,564)	(155,389)
Net Amount	$ 76,918,783	$ 2,571,674	$ 79,481,359
Not past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 70,042,018	$ 2,341,759	$ 71,819,583
Loss allowance (Lifetime ECL)	(12,379)	(414)	(7,119)
Net Amount	70,029,639	2,341,345	71,812,464
Less than 1 month [member]
Disclosure of provision matrix [line items]
Gross carrying amount	6,111,309	204,323	6,537,819
Loss allowance (Lifetime ECL)	(841)	(28)	(4,463)
Net Amount	$ 6,110,468	$ 204,295	$ 6,533,356
Less than 1 month [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Less than 1 month [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%	10.00%	10.00%
1 to 3 months [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 695,384	$ 23,249	$ 778,799
Loss allowance (Lifetime ECL)	(26,587)	(889)	(14,949)
Net Amount	$ 668,797	$ 22,360	$ 763,850
1 to 3 months [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%	1.00%	0.00%
1 to 3 months [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	70.00%	70.00%	50.00%
More than 91 days [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 153,458	$ 5,131	$ 405,707
Loss allowance (Lifetime ECL)	(53,629)	(1,793)	(40,080)
Net Amount	$ 99,829	$ 3,338	$ 365,627
More than 91 days [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%	1.00%	1.00%
More than 91 days [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%
Individually impaired [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 53,111	$ 1,776	$ 94,840
Loss allowance (Lifetime ECL)	(43,061)	(1,440)	(88,778)
Net Amount	$ 10,050	$ 336	$ 6,062
Individually impaired [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	50.00%	50.00%	0.00%
Individually impaired [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%